Financial Instruments (Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities
Lease liabilities	$ 6,350	$ 846
Carrying amount [Member]
Current liabilities
Current maturities of long-term liabilities	3,249	2,814
Trade payables and accrued expenses	5,528	5,656
Other payables	3,891	4,159
Non-current liabilities
Liabilities in respect of IIA grants	15,927	15,464
Liabilities in respect of TEVA	3,200	4,200
Lease liabilities	10,189	902
12 months or less [Member]
Current liabilities
Current maturities of long-term liabilities	3,249	2,814
Trade payables and accrued expenses	5,528	5,656
Other payables	3,891	4,159
Non-current liabilities
Liabilities in respect of IIA grants	0	0
Liabilities in respect of TEVA	0	0
Lease liabilities	0	0
1-2 years [Member]
Current liabilities
Current maturities of long-term liabilities	0	0
Trade payables and accrued expenses	0	0
Other payables	0	0
Non-current liabilities
Liabilities in respect of IIA grants	359	312
Liabilities in respect of TEVA	1,000	1,000
Lease liabilities	813	508
2-15 years [Member]
Current liabilities
Current maturities of long-term liabilities	0	0
Trade payables and accrued expenses	0	0
Other payables	0	0
Non-current liabilities
Liabilities in respect of IIA grants	15,568	15,152
Liabilities in respect of TEVA	2,200	3,200
Lease liabilities	$ 9,376	$ 394